Consolidated Balance Sheets - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Property and Equipment-at cost:
Land	$ 6,067,805	$ 6,067,805
Buildings held for leasing:
Buildings, improvements, and fixtures	81,018,716	79,510,142
Construction in progress	3,270,919	2,387,207
Property, Plant and Equipment, Gross	84,289,635	81,897,349
Accumulated depreciation	(41,603,389)	(39,803,374)
Buildings – net	42,686,246	42,093,975
Property and equipment-net	48,754,051	48,161,780
Cash and cash equivalents	748,597	1,243,977
Restricted cash	1,010,148	1,041,624
Receivables, net	3,959,730	3,582,225
Prepaids and other assets	3,294,901	3,048,044
Deferred charges, net	3,517,817	3,580,585
Operating lease right-of-use assets	26,764,182	28,866,800
TOTAL ASSETS	88,049,426	89,525,035
Liabilities:
Mortgages payable	3,235,561	3,874,246
Accounts payable and accrued expenses	2,891,074	2,271,963
Security deposits payable	1,092,225	1,077,964
Operating lease liabilities	24,034,669	25,309,725
Deferred income taxes	4,034,000	4,093,000
Total liabilities	35,287,529	36,626,898
Shareholders’ Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued 2,015,780 outstanding)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Retained earnings	48,525,207	48,661,447
Stockholders' Equity before Treasury Stock	54,049,749	54,185,989
Common stock held in treasury, at cost - 162,517 shares at July 31, 2025 and July 31, 2024	(1,287,852)	(1,287,852)
Total Shareholders’ Equity	52,761,897	52,898,137
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 88,049,426	$ 89,525,035